Label	Element	Value
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Tax-sensitive long-term capital appreciation with less volatility than the broad international equity markets.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	59.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Tax-Managed International Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities. These securities may include common stocks and real estate investment trusts (REITs) of all capitalization ranges. Under normal circumstances, the Fund will invest in securities of issuers that are located in at least three countries outside of the U.S., but will typically invest much more broadly. The Fund will invest primarily in companies located in developed countries.

The Fund uses a multi-manager approach to investing, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of the Fund's adviser (SIMC or the Adviser). This approach is intended to manage the risk characteristics of the Fund. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC.

The Fund seeks to achieve an absolute return similar to that of the broad international developed equity markets (International Market) in a tax-sensitive manner, but with lower absolute volatility. Over the long-term, the Fund seeks to achieve a return similar to that of the MSCI EAFE Index (Index), but with a lower level of volatility. Over shorter periods of time, however, due to its focus on absolute risk, the portfolio's country, sector and market capitalization exposures will typically vary from the International Market and it may experience significant performance deviations from the International Market. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that primarily exhibit a more stable historical or predicted price and earnings behavior (i.e. absolute risk), but also take into consideration low correlation attributes and expected returns. Generally, the Fund is likely to underperform in a steeply rising International Market, but seeks to mitigate losses in a falling International Market.

The Fund implements the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of tax management of the Fund's securities transactions. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

The Fund considers the security of an issuer to be "non-U.S." if the issuer is domiciled, incorporated, located and/or principally traded in a country other than the U.S. Developed market countries are those countries that are included in a developed markets index by a recognized index provider, or have similar developed characteristics, in each case determined at the time of purchase.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 14.39% (12/31/2022) Worst Quarter: -20.29% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	14.39%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.29%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the MSCI All Country World ex-USA Index (Net), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Taxation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Real Estate Investment Trusts Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.
SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.08%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,317
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.17%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.59%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.25%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	21.08%
Annual Return [Percent]	oef_AnnlRtrPct	(12.11%)
Annual Return [Percent]	oef_AnnlRtrPct	15.76%
Annual Return [Percent]	oef_AnnlRtrPct	(1.34%)
Annual Return [Percent]	oef_AnnlRtrPct	7.82%
Annual Return [Percent]	oef_AnnlRtrPct	(11.36%)
Annual Return [Percent]	oef_AnnlRtrPct	13.07%
Annual Return [Percent]	oef_AnnlRtrPct	6.24%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.99%
Performance Inception Date	oef_PerfInceptionDate	Oct. 17, 2016
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.34%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.19%

[1]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).